Quarterly Holdings Report
for

Fidelity® International Growth Fund

July 31, 2020

IGF-QTLY-0920
1.863103.112

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
Australia - 2.8%
CSL Ltd.	629,223	$121,423,016
Bailiwick of Jersey - 1.7%
Experian PLC	2,131,600	74,457,040
Belgium - 1.2%
KBC Groep NV	313,408	17,869,383
UCB SA	272,400	34,927,089

TOTAL BELGIUM		52,796,472

Brazil - 0.4%
BM&F BOVESPA SA	1,558,700	18,955,809
Canada - 1.8%
Canadian National Railway Co.	178,200	17,406,912
Canadian Pacific Railway Ltd.	108,700	29,894,225
Franco-Nevada Corp.	196,000	31,328,978

TOTAL CANADA		78,630,115

Cayman Islands - 3.8%
Alibaba Group Holding Ltd.	170,600	5,352,756
Alibaba Group Holding Ltd. sponsored ADR (a)	334,800	84,041,496
Tencent Holdings Ltd.	1,107,300	75,958,805

TOTAL CAYMAN ISLANDS		165,353,057

Finland - 1.2%
Kone OYJ (B Shares)	558,600	44,244,113
Tikkurila Oyj	372,804	6,042,628

TOTAL FINLAND		50,286,741

France - 5.9%
Edenred SA	763,448	37,887,659
Legrand SA	564,400	43,661,004
LVMH Moet Hennessy Louis Vuitton SE	219,700	95,535,050
Safran SA (a)	350,200	37,244,370
Sanofi SA	363,700	38,187,427

TOTAL FRANCE		252,515,510

Germany - 9.4%
Deutsche Borse AG	286,400	52,156,610
Linde PLC	515,079	125,412,601
SAP SE	1,155,501	182,399,672
Vonovia SE	712,700	46,324,987

TOTAL GERMANY		406,293,870

Hong Kong - 4.5%
AIA Group Ltd.	13,123,400	118,332,955
Hong Kong Exchanges and Clearing Ltd.	1,571,100	75,044,994

TOTAL HONG KONG		193,377,949

India - 1.0%
Housing Development Finance Corp. Ltd.	1,830,478	43,537,377
Ireland - 1.0%
CRH PLC sponsored ADR	1,216,466	44,267,198
Italy - 0.6%
Interpump Group SpA	737,326	24,040,998
Japan - 11.8%
Azbil Corp.	1,080,770	35,836,783
Fanuc Corp.	318,900	53,805,809
Hoya Corp.	801,200	78,867,356
Keyence Corp.	352,448	147,232,068
Misumi Group, Inc.	2,524,700	59,483,272
Nabtesco Corp.	421,800	12,631,486
OSG Corp.	822,300	11,092,952
Recruit Holdings Co. Ltd.	1,742,000	54,343,168
SHO-BOND Holdings Co. Ltd.	654,800	28,021,766
USS Co. Ltd.	1,769,400	26,259,765

TOTAL JAPAN		507,574,425

Kenya - 0.5%
Safaricom Ltd.	75,752,900	19,790,665
Korea (South) - 0.2%
BGF Retail Co. Ltd.	69,522	7,237,878
Netherlands - 4.1%
ASML Holding NV (Netherlands)	498,600	177,271,069
New Zealand - 0.3%
Auckland International Airport Ltd.	2,715,740	11,490,883
Norway - 1.1%
Adevinta ASA Class B (a)	1,363,958	21,998,718
Schibsted ASA (B Shares)	770,600	25,331,501

TOTAL NORWAY		47,330,219

South Africa - 0.5%
Clicks Group Ltd.	1,480,638	19,772,445
Spain - 1.8%
Amadeus IT Holding SA Class A	923,200	46,100,237
Cellnex Telecom SA (b)	481,600	30,191,744

TOTAL SPAIN		76,291,981

Sweden - 4.5%
ASSA ABLOY AB (B Shares)	3,658,283	80,760,969
Atlas Copco AB (A Shares)	1,751,900	77,196,691
Epiroc AB Class A	2,493,900	34,870,031

TOTAL SWEDEN		192,827,691

Switzerland - 13.2%
Nestle SA (Reg. S)	2,320,209	275,923,341
Roche Holding AG (participation certificate)	609,623	211,146,928
Schindler Holding AG:
(participation certificate)	197,158	49,691,016
(Reg.)	18,350	4,554,644
Temenos Group AG	193,300	28,533,705

TOTAL SWITZERLAND		569,849,634

Taiwan - 1.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	3,962,000	57,528,819
United Kingdom - 4.1%
BAE Systems PLC	2,554,300	16,370,271
Dechra Pharmaceuticals PLC	303,100	11,331,406
InterContinental Hotel Group PLC ADR (c)	437,670	20,408,552
London Stock Exchange Group PLC	432,800	47,806,628
Network International Holdings PLC (b)	2,954,100	15,622,344
Prudential PLC	1,199,365	17,139,843
Rightmove PLC	2,494,100	17,999,536
Spectris PLC	819,957	27,573,686

TOTAL UNITED KINGDOM		174,252,266

United States of America - 18.7%
Alphabet, Inc. Class A (a)	22,736	33,830,031
Autoliv, Inc.	255,669	16,626,155
Berkshire Hathaway, Inc. Class B (a)	177,784	34,806,552
Black Knight, Inc. (a)	439,600	32,934,832
CME Group, Inc.	95,300	15,836,954
Lam Research Corp.	89,300	33,680,388
Marsh & McLennan Companies, Inc.	573,251	66,841,067
Martin Marietta Materials, Inc.	102,500	21,235,950
MasterCard, Inc. Class A	297,400	91,756,822
Moody's Corp.	224,100	63,039,330
MSCI, Inc.	167,200	62,863,856
NICE Systems Ltd. sponsored ADR (a)	159,300	32,694,732
PriceSmart, Inc.	148,486	9,706,530
ResMed, Inc.	360,100	72,923,851
S&P Global, Inc.	184,700	64,691,175
Sherwin-Williams Co.	97,500	63,172,200
Visa, Inc. Class A	462,760	88,109,504

TOTAL UNITED STATES OF AMERICA		804,749,929

TOTAL COMMON STOCKS
(Cost $2,951,406,019)		4,191,903,056

Money Market Funds - 2.5%
Fidelity Cash Central Fund 0.14% (d)	94,884,084	94,912,549
Fidelity Securities Lending Cash Central Fund 0.13% (d)(e)	14,136,790	14,138,203
TOTAL MONEY MARKET FUNDS
(Cost $109,040,121)		109,050,752
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $3,060,446,140)		4,300,953,808
NET OTHER ASSETS (LIABILITIES) - 0.1%		5,371,895
NET ASSETS - 100%		$4,306,325,703

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $45,814,088 or 1.1% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$538,107
Fidelity Securities Lending Cash Central Fund	323,910
Total	$862,017

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.